Document And Entity Information	12 Months Ended
Apr. 30, 2024
Document Information [Line Items]
Entity Registrant Name	CPG FOCUSED ACCESS FUND, LLC
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001742836
Document Period End Date	Apr. 30, 2024